Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These consolidated financial statements reflect the accounts and operations of the Company and those of its subsidiaries in which the Company has a controlling financial interest. Intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenue and expenses during the reporting period. Such management estimates include those relating to assumptions used in contract research accruals, measurement of acquired assets and assumed liabilities in business combinations, allowance for doubtful accounts, inventory reserves, the valuation of the derivative liability, income taxes, the estimated useful life and recoverability of long-lived assets, and the valuation of stock-based awards. Actual results could differ from those estimates.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of September 30, 2017, interim consolidated statements of operations and comprehensive loss and cash flows for the nine months ended September, 2016 and 2017, and the interim consolidated statement of stockholders’ equity for the nine months ended September, 2017 are unaudited. The interim unaudited financial statements have been prepared on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of September 30, 2017 and the results of operations and its cash flows for the nine months ended September 30, 2016 and 2017. The financial data and other information disclosed in these notes as of September 30, 2017 and for the nine months ended September 30, 2016 and 2017 are also unaudited. The results as of and for the nine months ended September 30, 2017 are not necessarily indicative of results to be expected for the year ending December 31, 2017, any other interim periods or any future annual or interim period.

Functional Currency

Functional Currency

Assets and liabilities of subsidiaries that prepare financial statements in currencies other than the U.S. dollar are translated using rates of exchange as of the balance sheet date and the statements of operations and comprehensive loss are translated at the average rates of exchange for each reporting period. The Company recorded a foreign currency translation loss of $0.4 million and $1.0 million for the years ended December 31, 2015 and 2016, respectively and a loss of $0.5 million and a gain of $0.9 million for the nine months ended September, 2016 and 2017, respectively.

Cash, Cash Equivalents, and Marketable Securities

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in checking, money market accounts, as well as certificates of deposit. The Company generally does not enter into investments for trading or speculative purposes, rather to preserve its capital for the purpose of funding operations.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recorded at the invoiced amount. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, based upon a history of past write-offs, the age of the receivables, and current credit conditions.

Inventories, net

Inventories, net

Inventories for clinical trials are stated at the lower-of-cost-or-market, with approximate cost being determined on a first-in-first-out basis. Active pharmaceutical ingredient (“API”) inventory is stated at the lower-of-cost-or-market, with approximate cost being determined on a weighted average basis.

The Company provides inventory write-downs based on excess and obsolete inventories determined primarily by future demand forecasts. The write-down is measured as the difference between the cost of the inventory and market, based upon assumptions about future demand, and is charged to the provision for inventory, which is a component of cost of sales. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property and Equipment, net

Property and Equipment, net

Property and equipment are recorded at cost or acquisition date fair value in a business acquisition. Depreciation is recorded over the estimated useful lives of the related assets using the straight-line method. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life or term of the lease. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the consolidated balance sheets and the resulting gain or loss is recorded to general and administrative expense in the consolidated statements of operations and comprehensive loss. Routine expenditures for maintenance and repairs are expensed as incurred.

Estimated useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Land	Not depreciated
Equipment	5 - 8 years
Furniture and fixtures	5 years
Computer hardware	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Construction in process	Not depreciated

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, marketable securities, an investment, accounts receivable, accounts payable, accrued liabilities, a derivative liability and debt. Marketable securities, the investment, and the derivative liability are stated at fair value. Cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and debt, are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date of such amounts.

Investment

Investment

The Company’s investment is classified as an available-for-sale security which is reported at fair value with unrealized gains and losses, net of related income taxes, recorded as a separate component of accumulated other comprehensive income (loss) in stockholders’ equity until realized. Unrealized losses that are considered to be other-than-temporary are expensed in the consolidated statements of operations and comprehensive loss as an impairment charge.

The Company considers available evidence in evaluating potential other-than-temporary impairments of its investment, including the duration and extent to which fair value is less than cost, and the Company’s ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of operations and comprehensive loss as financial income or expenses. Unrealized gains and losses resulting from changes in the fair value of the securities are recognized in other comprehensive income.

Business Acquisitions

Business Acquisitions

The Company accounts for acquired businesses using the acquisition method of accounting, which requires that assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Identifiable amortizing intangible assets are recorded on the consolidated balance sheet at fair value and amortized over their estimated useful lives. Acquisition-related costs are expensed as incurred. Any excess of the consideration transferred over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill

Goodwill

The Company tests goodwill for impairment annually on October 1st, the Company’s annual goodwill impairment measurement date, or more frequently if a triggering event occurs. The Company has three operating segments: Oncology Innovation Platform, Commercial Platform, and Global Supply Chain Platform which has two components: Polymed and QuaDPharma. Accordingly, the Company has four reporting units: Oncology Innovation Platform, Commercial Platform, Polymed, and QuaDPharma, all of which have discrete financial information that are reviewed by segment managers. Goodwill is assigned to three reporting units: Oncology Innovation Platform, Polymed, and QuaDPharma. Impairment is determined for goodwill using the two-step approach. The first step is the estimation of fair value of each reporting unit, which is compared to the carrying value. If step one indicates that impairment potentially exists, the second step is performed to measure the amount of impairment, if any. Goodwill impairment exists when the implied fair value of goodwill is less than its carrying value. The Company concluded that there was no impairment of goodwill for the years ended December 31, 2015 and 2016 or for the nine months ended September 30, 2017.

Intangible Assets, net

Intangible Assets, net

Intangible assets arising from a business acquisition are recognized at fair value as of the acquisition date. The Company amortizes intangible assets using the straight-line method. When the straight-line method of amortization is utilized, the estimated useful life of the intangible asset is shortened to assure the recognition of amortization expense corresponds with the expected cash flows. Other purchased intangibles, including certain licenses, are capitalized at cost and amortized on a straight-line basis over the license life, when a future economic benefit is probable and measurable. If a future economic benefit is not probable or measurable, the license costs are expensed as incurred within research and development expenses.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, excluding goodwill, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from the expected future cash flows (undiscounted and without interest expense) of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss for the difference between the estimated fair value and carrying value is recorded. The Company concluded that there was no impairment of long-lived assets for the year ended December 31, 2015. An impairment charge of $0.3 million was recorded for the year ended December 31, 2016 and the nine months ended September 30, 2016 and $0.1 million for the nine months ended September 30, 2017. See Note 5—Goodwill and Intangible Assets, net for additional details.

Contingent Consideration

Contingent Consideration

Contingent consideration arising from a business acquisition is included as part of the purchase price and is recorded at fair value as of the acquisition date. Subsequent to the acquisition date, the Company remeasures contingent consideration arrangements at fair value at each reporting period until the contingency is resolved. The changes in fair value are recognized within selling, general, and administrative expenses in the Company’s consolidated statement of operations and comprehensive loss. Changes in fair values reflect new information about the likelihood of the payment of the contingent consideration and the passage of time.

Derivative Liability

Derivative Liability

The Company has an outstanding derivative instrument related to certain features embedded within the Company’s outstanding convertible bonds. The embedded derivative is accounted for as a derivative liability and it is re-measured to fair value as of each balance sheet date. The related remeasurement adjustments are recognized in the consolidated statements of operations and comprehensive loss. The Company records adjustments to the fair value of the derivative liability until the conversion or repayment of the convertible bonds occurs as discussed further in Note 10—Debt.

Treasury Stock

Treasury Stock

The Company records treasury stock activities under the cost method whereby the cost of the acquired stock is recorded as treasury stock. The Company’s accounting policy upon the formal retirement of treasury stock is to deduct the par value from common stock and to reflect any excess of cost over par value as a reduction to additional paid-in capital (to the extent created by previous issuances of the stock) and then accumulated deficit.

Revenue Recognition

Revenue Recognition

The Company recognizes product revenue when there is persuasive evidence of an arrangement, the price is fixed or determinable, collectability is reasonably assured, and upon shipment to or delivery and acceptance by customers. Service revenue is recognized in the period such services have been rendered.

The Company receives certain grant award funding to support its continuing research and development efforts. The Company considers these grants to be operating revenue as they support the Company’s primary operating activities. Revenue is recognized when earned and when realized or realizable. Revenue from grant awards is deemed to be earned when all eligibility criteria are met.

The Company recognizes revenue related to the license of certain intellectual properties and related consulting services when earned and when realized or realizable. Amounts received in advance are recorded as deferred revenue until earned.

Certain of the Company’s out-license agreements contain multiple elements and are accounted for in accordance with Accounting Standards Codification (“ASC”) 605-25—Revenue Recognition—Multiple-Element Arrangements. The Company identifies the deliverables included within the arrangement and evaluates which deliverables represent separate units of accounting. The consideration received is then allocated among the separate units of accounting based on each unit’s relative selling price. The Company generally considers non-refundable milestone payments to be achieved as a result of the Company’s efforts to be substantive and recognizes them as revenue upon achievement of the milestone, assuming all other revenue recognition criteria are met. Revenue related to agreements with multiple elements or milestone payments were not significant in the periods presented.

Commencing in 2017, the Company’s Commercial Platform has sold specialty products distributed through independent pharmaceutical wholesalers. The wholesalers then generally sell to an end-user, normally a hospital, alternative healthcare facility, or an independent pharmacy, at a lower price previously established by the end-user and the Company. Sales are initially recorded at the list price sold to the wholesaler. Because these prices will be reduced for the end-user, the Company records a contra asset in accounts receivable and a reduction to revenue at the time of the sale, using the difference between the list price and the estimated end-user contract price. Upon the sale by the wholesaler to the end-user, the wholesaler will chargeback the difference between the original list price and price at which the product was sold to the end-user and such chargeback is offset against the initial estimated contra asset. As of September 30, 2017, the Company’s chargeback provision totaled $2.6 million.

The Company offers cash discounts on these specialty products, which approximate 2% of the gross sales price as an incentive for prompt customer payment, and, consistent with industry practice, the Company’s return policy permits customers to return products within a window of time before and after the expiration of product dating, most often 2% of gross purchases. The Company expects that its wholesale customers will make timely payments and take advantage of the cash discounts, and expects customers to use their right of return. Therefore, at the time of sale, product revenue and accounts receivable are reduced by the full amount of the discount offered and the return expected. The Company considers payment performance and historical return rates and adjusts the accrual to reflect actual experience. As of September 30, 2017, the Company’s accrual for cash discounts and return accrual were not material to the financial statements.

Research and Development Expenses

Research and Development Expenses

Costs for research and development (“R&D”) of products, including payroll, contractor expenses, and supplies, are expensed as incurred. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development arrangements, the obligations are recorded when the milestone results are probable of being achieved.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of qualified legal, accounting and other direct costs related to the efforts to raise capital through a public sale of the Company’s common stock. There were no such qualified offering costs deferred as of December 31, 2015, and $1.8 million and $0 deferred as of December 31, 2016 and September 30, 2017, respectively.

Deferred Rent

Deferred Rent

Rent expense is recognized on a straight-line basis over the term of the lease. Lease incentives, including rent holidays provided by lessors and rent escalation provisions, are accounted for as deferred rent.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Changes in unrealized gains and losses on investments and foreign currency translation adjustments represent the differences between the Company’s net loss and comprehensive loss.

Stock-Based Compensation

Stock-Based Compensation

Awards granted to employees

The Company recognizes stock-based compensation based on the grant date fair value of stock options granted to employees, officers, and directors. The Company used the Black-Scholes option pricing model to calculate the grant date fair value of stock options and warrants. The Black-Scholes option pricing model requires inputs for risk-free interest rate, dividend yield, volatility, fair value of common stock, and expected lives of the options. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. No dividend yield is used, consistent with the Company’s history. Expected volatility is based on historical volatilities of the stock prices of peer biopharmaceutical companies. The fair value of common stock is based on the most recent sale price of the Company’s common stock. The Company uses the simplified method for determining the expected lives of options. The Company recognizes compensation expenses based on the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting period.

Stock grants

The Company grants common stock to key officers and directors and records the fair value of these grants, based on the fair value of the common stock on the grant date, as compensation expense throughout the requisite service period.

Awards granted to non-employees

The Company has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718, Compensation—Stock Compensation, and ASC 505, Equity. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The expense is recognized in the same manner as if the Company had paid cash for the services provided by the non-employees.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred income tax expense or benefit is the result of changes in the deferred income tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred income tax assets where, based upon the available evidence, management concludes that it is more-likely-than not that the deferred income tax assets will not be realized. In evaluating its ability to recover deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Because of the uncertainty of the realization of the deferred income tax assets, the Company has recorded a valuation allowance against its deferred income tax assets.

Reserves are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more likely than not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in income tax expense (benefit); however, the Company currently has no interest or penalties related to income taxes.

Segment and Geographic Information

Segment and Geographic Information

The Company’s chief operating decision-maker, its Chief Executive Officer, reviews its operating results on an aggregate basis and at the operating segment level for purposes of allocating resources and evaluating financial performance. The Company has three business platforms which are the operating segments: (1) Oncology Innovation Platform, for the discovery and development of cancer supportive therapies, (2) Commercial Platform, the manufacturing and selling of commercial pharmaceutical products, and (3) Global Supply Chain Platform, the cGMP manufacturing and marketing of API, medical devices, and clinical products. Each operating segment has a segment manager who is held accountable for operations and operating results. Accordingly, the Company operates in three reportable segments.

Concentration of Credit Risk, Other Risks and Uncertainties

Concentration of Credit Risk, Other Risks and Uncertainties

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and investments. The Company deposits its cash equivalents in interest-bearing money market accounts and certificates of deposit. Although the Company deposits the cash with multiple financial institutions, cash balances may occasionally be in excess of the amounts insured by the Federal Deposit Insurance Corporation. The primary focus of the Company’s investment strategy is to preserve capital and meet liquidity requirements. The Company’s investment policy addresses the level of credit exposure by limiting the concentration in any one corporate issuer and establishing a minimum allowable credit rating. The Company also has significant assets and liabilities held in its overseas manufacturing facility in China, Taihao, and therefore is subject to foreign currency fluctuation. Also, due to government restrictions on transferring funds out of China, the total restricted net assets of the Company’s consolidated subsidiaries was $15.7 million and $12.7 million as of December 31, 2016 and September 30, 2017, respectively.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2018 with early adoption permitted only for annual reporting periods beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. The Company’s evaluation of the effects of ASU 2014-09 and the selection of a transition method is ongoing and not yet complete. The Company anticipates that the standard may impact the accounting related to its out-license agreements, however, such agreements are not currently significant to the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” which requires that lessees distinguish between finance and operating leases and recognize the assets and liabilities that arise from the leases on the balance sheet. This ASU is required to be adopted retrospectively and is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and is required to be applied on a modified retrospective basis. The Company is evaluating the effect of this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which modifies the measurement of expected credit losses of certain financial instruments. ASU 2016-13 is required to be adopted retrospectively and is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is evaluating the effect of this standard on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash. The primary purpose of this ASU is to reduce the diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. This ASU will require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017. This ASU is required to be applied retrospectively. Early adoption is permitted, including adoption in an interim period. The Company is evaluating the effect of this standard on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” which requires management to assess if there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. In connection with each annual and interim period, management must assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the financial statement issuance date. Disclosures are required if conditions give rise to substantial doubt. The amendment is effective for the first annual period ending after December 15, 2016 with early adoption permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company adopted the guidance for the year ended December 31, 2016. The adoption resulted in expanded disclosure of the principal conditions that raise substantial doubt, management’s evaluation of those conditions, and management’s plans to mitigate these conditions.

In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory.” This ASU requires inventory to be measured at the lower of cost or net realizable value. The provisions of this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendment is required to be applied prospectively, and early adoption is permitted. The Company adopted ASU 2015-11 effective January 1, 2017. Adoption of ASU 2015-11 did not have a significant impact on the consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation- Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” which changes how companies account for certain aspects of stock-based awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as the classification in the statement of cash flows. Effective January 1, 2017, the Company adopted ASU 2016-09. The standard eliminated the requirement to defer recognition of excess tax benefits related to employee share-based awards until they are realized through a reduction to income taxes payable. The Company applied the modified retrospective method and there was no net cumulative-effect adjustment to retained earnings on January 1, 2017 as the increase in deferred income tax assets for previously unrecognized excess tax benefits was fully offset by a valuation allowance. As permitted by the ASU, the Company will continue to use an estimated forfeiture rate in determining stock-based compensation expense.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” which addresses the classification of certain cash transactions on the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company early adopted ASU 2016-15 as of January 1, 2016 and applied its provisions retrospectively through the earliest period presented, which did not have a significant impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment.” The primary purpose of the ASU is to simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The ASU also applies the same test of goodwill to all reporting units, now including those with a zero or negative carrying amount of net assets. This ASU is required to be adopted on a prospective basis and is effective for any goodwill impairment tests in fiscal years beginning after December 15, 2019, although early adoption is permitted for any impairment tests performed after January 1, 2017. The Company has adopted the new guidance on a prospective basis during the first quarter of 2017. The adoption of this ASU has not impacted the Company’s consolidated financial statements.